May 3, 2013
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Mr. Mark Cowan Document Control — EDGAR

RE:	RiverSource of New York Variable Annuity Account (“Registrant”)
RiverSource Retirement Advisor Variable Annuity
RiverSource Retirement Advisor Advantage Variable Annuity
RiverSource Retirement Advisor Select Variable Annuity
RiverSource Retirement Advisor Advantage Plus Variable Annuity
RiverSource Retirement Advisor Select Plus Variable Annuity
RiverSource Retirement Advisor 4 Advantage Variable Annuity
RiverSource Retirement Advisor 4 Select Variable Annuity
RiverSource Retirement Advisor 4 Access Variable Annuity
RiverSource RAVA 5 Advantage Variable Annuity
(Offered for contract applications signed prior to 4/30/2012)
RiverSource RAVA 5 Select Variable Annuity
(Offered for contract applications signed prior to 4/30/2012)
RiverSource RAVA 5 Access Variable Annuity
(Offered for contract applications signed prior to 4/30/2012)
File Nos. 333-91691/811-07623
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 38 (Amendment). This Amendment was filed electronically on April 26, 2013.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,
/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and Assistant Secretary